Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the Six Months Ended June 30,
	2022	2023
Current income tax expenses	1,139	926
Deferred income tax benefit	(249)	(76)
Total income tax expense	$890	$850

The income tax provision consisted of the following components:
	For the years ended December 31,
	2020	2021	2022
Current income tax expenses	$4,028	$2,062	$2,182
Deferred income tax benefit	(2,276)	(1,124)	(1,951)
Total income tax expense	$1,752	$938	$231

Schedule of Provision for Income Taxes and the Provision at the Prc, Mainland Statutory Rate	A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the Six Months Ended June 30,
	2022	2023
Income before income tax expense	$7,613	$1,986
Computed income tax expense with statutory tax rate	1,903	573
Additional deduction for R&D expenses	(257)	(237)
Tax effect of preferred tax rate	(766)	(791)
Tax effect of favorable tax rates on small-scale and low-profit entities	(5)	(15)
Tax effect of tax relief	(5)	(2)
Tax effect of non-deductible items	11	35
Tax effect due to the disposal of Shengda Group*	(3,868)	-
Tax effect of deferred tax effect of tax rate change	-	(42)
Changes in valuation allowance	3,877	1,329
Income tax expense	$890	$850
A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:
	For the years ended December 31,
	2020	2021	2022
Income (Loss) before income tax expense	$8,374	$10,530	$(10,674)
Computed income tax expense (benefit) with statutory tax rate	2,093	2,632	(2,669)
Additional deduction for research and development expenses	(386)	(509)	(635)
Tax effect of preferred tax rate	(1,255)	(1,389)	1,050
Tax effect of favorable tax rates on small-scale and low-profit entities	(52)	(93)	123
Tax effect of tax relief	(51)	(9)	(7)
Tax effect of non-deductible items	27	71	26
Tax effect due to the disposal of Shengda Group	-	-	(3,580)
Tax effect of deferred tax effect of tax rate change	-	-	129
Changes in valuation allowance	1,376	235	5,794
Income tax expense	$1,752	$938	$231

Schedule of Deferred Tax Assets	As of December 31, 2022 and June 30, 2023, the significant components of the deferred tax assets are summarized below:
	December 31,	June 30,
	2022	2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,353	$5,092
Temporary difference in research and development costs	3,738	3,983
Net operating loss carried forward	7,676	8,635
Share-based compensation	78	185
Allowance for doubtful accounts	3,802	3,210
Total deferred tax assets	20,647	21,105
Valuation allowance	(7,577)	(8,475)
Deferred tax assets, net of valuation allowance	$13,070	$12,630
As of December 31, 2021 and 2022, the significant components of the deferred tax assets are summarized below:
	December 31,
	2021	2022
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,794	$5,353
Temporary difference in research and development costs	4,211	3,738
Net operating loss carried forward	4,142	7,676
Share-based compensation	253	78
Allowance for doubtful accounts	-	3,802
Total deferred tax assets	14,400	20,647
Valuation allowance	(2,314)	(7,577)
Deferred tax assets, net of valuation allowance	$12,086	$13,070

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31,	June 30,
	2022	2023

Balance at beginning of the period	$2,314	$7,577
Additions	5,436	1,268
Foreign currency translation adjustments	(173)	(370)
Balance at end of the period	$7,577	$8,475
Changes in valuation allowance are as follows:
	December 31,
	2021	2022
Balance at the beginning of the year	$2,030	$2,314
Additions	233	5,436
Foreign currency translation adjustments	51	(173)
Balance at the end of the year	$2,314	$7,577

Schedule of Net Operating Loss Carryforwards	As of June 30, 2023, net operating loss carryforwards will expire, if unused, in the following amounts:
Remainder of 2023	643
2024	2,017
2025	5,263
2026	5,397
2027	16,817
2028	5,711
Total	35,848
As of December 31, 2022, net operating loss carryforwards will expire, if unused, in the following amounts:
2023	$676
2024	2,303
2025	5,534
2026	5,757
2027	17,996
Total	$32,266